Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment
Schedule of changes in the balances of property, plant and equipment

The rollforward of the balances is as follows:

Cost	Weighted average rate (p.a.)	December 31, 2023	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2024
IT equipment		15,773	2,556	(749)	(5)	(3,444)	14,131
Leasehold improvements		4,347	3	(3)	84	(818)	3,613
Furniture and fixtures		1,493	18	(60)	8	(271)	1,188
In progress		2	123	-	(87)	(3)	35
		21,615	2,700	(812)	-	(4,536)	18,967
Depreciation
IT equipment	20.90%	(10,343)	(2,620)	684	-	2,469	(9,810)
Leasehold Improvements	16.10%	(2,453)	(666)	-	-	601	(2,518)
Furniture and fixtures	10.90%	(849)	(152)	58	-	200	(743)
		(13,645)	(3,438)	742	-	3,270	(13,071)
Total		7,970	(738)	(70)	-	(1,266)	5,896

Cost	Weighted average rate (p.a.)	January 1, 2023	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2023
IT equipment		14,479	1,189	(1,085)	1	1,189	15,773
Leasehold improvements		4,120	3	(199)	157	266	4,347
Furniture and fixtures		1,975	21	(612)	4	105	1,493
In progress		3	161	-	(162)	-	2
		20,577	1,374	(1,896)	-	1,560	21,615
Depreciation
IT equipment	26.80%	(7,203)	(3,432)	1,001	-	(709)	(10,343)
Leasehold improvements	13.90%	(1,777)	(646)	138	2	(170)	(2,453)
Furniture and fixtures	11.80%	(1,005)	(200)	429	(2)	(71)	(849)
		(9,985)	(4,278)	1,568	-	(950)	(13,645)
Total		10,592	(2,904)	(328)	-	610	7,970